Earnings per share - Weighted average number of shares outstanding reconciliation (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
bp shareholders	$ 55	$ 381	$ 15,239
Less: dividend requirements on preference shares	1	1	1
Adjustment to profit (loss) for redemption of other equity	0	(10)	0
Profit (loss) for the year attributable to bp ordinary shareholders	$ 54	$ 390	$ 15,238
Ordinary Shares
Earnings per share [line items]
Basic weighted average number of ordinary shares (in shares)	15,586,782	16,385,535	17,360,288
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans (in shares)	326,218	431,129	389,790
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share (in shares)	15,913,000	16,816,664	17,750,078
American Depositary Share
Earnings per share [line items]
Basic weighted average number of ordinary shares (in shares)	2,597,797	2,730,922	2,893,381
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans (in shares)	54,369	71,855	64,965
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share (in shares)	2,652,166	2,802,777	2,958,346